Income Taxes - Summary of Net Deferred Tax Assets Related to Continuing Operations (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 25, 2017
Deferred tax assets:
Loss and tax credit carry forwards	$ 6,997	$ 7,030
Difference between book and tax basis of property and equipment	2,515	1,392
Other reserves not currently deductible	53	51
Expenses not currently deductible	511	336
Other	(74)	(28)
Net deferred tax asset before valuation allowance	10,002	8,781
Valuation allowance	(10,002)	(8,781)
Net deferred tax asset	$ 0	$ 0